Other Income, Net - Schedule of Other Income, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Government subsidy income	$ 2,788		$ 2,358		$ 1,902
Deemed disposal gain on long-term investments	(491)		(689)		(702)
Investment income/loss on disposal of long-term investment	(1,875)	[1]	(195)	[1]	(12)
Investment loss on impairment of long-term investment	(596)		(1,654)		(802)
Exchange losses, net	(57)		(354)		(2,771)
Settlement income	533		326		755
Others	704		458		175
Other income, net	7,880		6,503		3,627
Short-term Investments [Member]
Investment income/loss on disposal of long-term investment	4,204		4,054		3,666
Other Long-term Investments [Member]
Investment income/loss on disposal of long-term investment	$ (187)		$ 626		$ 0

[1]	In 2016, the Group made an equity investment in a privately-held company, Big Data, of USD 1,442,000 for 43.16% equity interest. The Group classified Big Data as an equity method investment as it had only significant influence instead of control over Big Data. In January of 2017, Big Data issued certain new shares to a third party and its original shareholders and the Group’s interest in Big Data diluted from 43.16% to 28.77% with a dilution gain of USD 326,000 arising from the deemed disposal. As at December 31, 2017, the Group recognized full impairment of USD 1,251,000 for its interest in Big Data as share of loss from equity investees after taking into account the latest operation status and financial position of Big Data.